Debt (Tables)	6 Months Ended
Jun. 30, 2016
Long-term Debt, Unclassified [Abstract]
Schedule of Debt
DEBT BALANCE, NET OF UNAMORTIZED ISSUANCE COSTS (in millions)

	June 30, 2016	December 31, 2015
Total debt	$3,266	$2,883
Unamortized issuance costs (a)	(48)	(39)
Debt, Net of Unamortized Issuance Costs	$3,218	$2,844

(a)	Includes unamortized premiums of $4 million associated with our senior notes at both June 30, 2016 and December 31, 2015.